Property and Equipment - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Construction work in progress	$ 0.2	$ 1.9